Taxation - Disclosure of Deferred Tax Liabilities and Assets on the Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	$ 83	$ 130
Net deferred tax liability	83	130
Gross deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	112	162
Amortisation and depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	105	140
Derivative assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	7	22
Gross deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	(29)	(32)
Unredeemed capital expenditure
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	(20)	(10)
Provisions, including non-current provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	(8)	(20)
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	$ (1)	$ (2)